Redeemable Preferred Stock (Details) $ / shares in Units, $ in Thousands		9 Months Ended	12 Months Ended
	Oct. 01, 2015 USD ($) $ / shares shares	Sep. 30, 2015 $ / shares	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Temporary Equity [Abstract]
Redeemable Preferred Stock, par value per share	$ 1
Redeemable Preferred Stock, liquidation value per share	$ 1,000
Redeemable preferred shares outstanding | shares	10,510
Redeemable Preferred Stock, redemption value per share	$ 1,000
Redeemable preferred stock redemption amount | $	$ 10,500		$ 0	$ 0	$ 10,510
Dividends payable per share		$ 80
Number of times dividends payable in a year per share		4